S000003997 [Member] Expense Example - Putnam Sustainable Retirement 2045 Fund	Jul. 31, 2025 USD ($)
Class R4 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	625
Expense Example, with Redemption, 10 Years	1,621
Class R3 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	758
Expense Example, with Redemption, 10 Years	1,899
Class R5 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	1,453
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	666
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,214
Expense Example, with Redemption, 10 Years	2,208
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	1,071
Expense Example, with Redemption, 10 Years	2,346
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	888
Expense Example, with Redemption, 10 Years	2,167
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	1,453
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	$ 1,336